United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 06/30/2009

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     July 27, 2009
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  1 = Schafer Cullen
Form 13F Information Table Entry Total: 139460
Form 13F Information Table Entry Total: 88
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     4054         67453 SH       Sole                             67453
                                                                66          1100 SH       Defined 01                       1100
A F L A C Inc.                 COM              001055102     2932         94317 SH       Sole                             94317
Abbott Laboratories            COM              002824100      261          5542 SH       Sole                             5542
Adobe Systems                  COM              00724F101      571         20160 SH       Sole                             20160
Alberto Culver                 COM              013068101     1731         68063 SH       Sole                             68063
American Express Company       COM              025816109      515         22175 SH       Sole                             22175
Aqua America                   COM              03836w103      305         17023 SH       Sole                             17023
Artesian Resources Corp.  Clas COM              043113208      795         49893 SH       Sole                             49893
Automatic Data Processing      COM              053015103     3575        100888 SH       Sole                             100888
BP plc                         COM              055622104     1061         22251 SH       Sole                             22251
                                                                16           340 SH       Defined 01                       340
Berkshire Hathaway Class B     COM              084670207     1981           684 SH       Sole                             684
Best Buy Company, Inc.         COM              086516101      494         14745 SH       Sole                             14745
Boeing Co.                     COM              097023105     3552         83565 SH       Sole                             83565
                                                                 6           150 SH       Defined 01                       150
Bristol Myers Squibb Co.       COM              110122108      263         12933 SH       Sole                             12933
                                                                79          3890 SH       Defined 01                       3890
CBS                            COM              124857202      320         46305 SH       Sole                             46305
Colgate Palmolive              COM              194162103     3681         52030 SH       Sole                             52030
ConocoPhillips                 COM              20825C104      778         18486 SH       Sole                             18486
                                                                38           910 SH       Defined 01                       910
Cooper Industries Inc.         COM              G24182100     3299        106253 SH       Sole                             106253
Diageo PLC                     COM              25243Q205     1992         34795 SH       Sole                             34795
                                                                65          1130 SH       Defined 01                       1130
Dow Chemical Co                COM              260543103      365         22628 SH       Sole                             22628
DuPont                         COM              263534109     2959        115491 SH       Sole                             115491
EMC Corp                       COM              268648102      171         13050 SH       Sole                             13050
Exxon Mobil Corp.              COM              30231g102     7764        111059 SH       Sole                             111059
Federal National Mortgage Asso COM              313586109        7         12000 SH       Sole                             12000
Fedex Corporation              COM              31428X106     4317         77611 SH       Sole                             77611
                                                                46           820 SH       Defined 01                       820
Fortune Brands Inc.            COM              349631101     2091         60194 SH       Sole                             60194
Freddie Mac                    COM              313400301        6         10000 SH       Sole                             10000
General Electric Co.           COM              369604103     3106        264999 SH       Sole                             264999
                                                                 7           610 SH       Defined 01                       610
Glaxo Smithkline PLC ADR       COM              37733W105     3156         89298 SH       Sole                             89298
                                                                54          1530 SH       Defined 01                       1530
H.J. Heinz Co.                 COM              423074103     2672         74852 SH       Sole                             74852
                                                                15           410 SH       Defined 01                       410
Harley Davidson                COM              412822108      216         13325 SH       Sole                             13325
Hershey Company                COM              427866108      593         16460 SH       Sole                             16460
Hewlett Packard                COM              428236103      166          4287 SH       Sole                             4287
                                                                59          1535 SH       Defined 01                       1535
Home Depot, Inc.               COM              437076102     3209        135809 SH       Sole                             135809
Illinois Tool Works Inc        COM              452308109     1318         35300 SH       Sole                             35300
International Business Machine COM              459200101     7281         69723 SH       Sole                             69723
Iron Mountain Inc.             COM              462846106      215          7487 SH       Sole                             7487
J P Morgan Chase & Co.         COM              46625h100     4494        131740 SH       Sole                             131740
                                                                57          1680 SH       Defined 01                       1680
Johnson & Johnson, Inc.        COM              478160104     7257        127765 SH       Sole                             127765
                                                                68          1190 SH       Defined 01                       1190
Kimberly Clarke Corp           COM              494368103      214          4079 SH       Sole                             4079
                                                                74          1410 SH       Defined 01                       1410
Laboratory Corp Amer Hldg      COM              50540R409     2130         31425 SH       Sole                             31425
Limited Brands Inc.            COM              532716107      231         19330 SH       Sole                             19330
Mc Donalds Corp.               COM              580135101     2793         48579 SH       Sole                             48579
McAfee, Inc                    COM              579064106      224          5320 SH       Sole                             5320
McCormick & Co.                COM              579780206     2997         92129 SH       Sole                             92129
Medtronic Inc.                 COM              585055106     1958         56127 SH       Sole                             56127
Merck & Co.                    COM              589331107      237          8478 SH       Sole                             8478
Microsoft                      COM              594918104     6121        257490 SH       Sole                             257490
                                                                 8           350 SH       Defined 01                       350
Pepsico Inc                    COM              713448108     4763         86656 SH       Sole                             86656
Pfizer                         COM              717081103     1558        103837 SH       Sole                             103837
Pinnacle West Capital Corp     COM              723484101      690         22900 SH       Sole                             22900
Procter & Gamble               COM              742718109     3293         64441 SH       Sole                             64441
Progressive Corp               COM              743315103      963         63726 SH       Sole                             63726
RPM Inc.                       COM              749685103     3719        264855 SH       Sole                             264855
Royal Dutch Shell ADR          COM              780259107      236          4695 SH       Sole                             4695
South Jersey Industries        COM              838518108     1714         49130 SH       Sole                             49130
Southern Company               COM              842587107     4979        159799 SH       Sole                             159799
Stryker Corp.                  COM              863667101      662         16655 SH       Sole                             16655
Tiffany & Co.                  COM              886547108      262         10350 SH       Sole                             10350
UGI Corp                       COM              902681105     2247         88156 SH       Sole                             88156
Unilever NV New York           COM              904784709      167          6918 SH       Sole                             6918
                                                                69          2840 SH       Defined 01                       2840
Unitedhealth Group Inc.        COM              91324P102      797         31911 SH       Sole                             31911
Valley National Bancorp        COM              919794107     1486        127029 SH       Sole                             127029
Verizon Communications         COM              92343v104     3592        116886 SH       Sole                             116886
                                                                73          2370 SH       Defined 01                       2370
Viacom Class B                 COM              92553p201      224          9877 SH       Sole                             9877
Wal Mart                       COM              931142103     1304         26917 SH       Sole                             26917
General Growth Properties, Inc COM              370021107       40         37998 SH       Sole                             37998
UMH Properties Inc.            COM              903002103      586         73580 SH       Sole                             73580
Washington Real Estate Investm COM              939653101     2751        122958 SH       Sole                             122958
IShares Barclays Tips Bond Fun 1-3 YR TRS Bd    464287176      786          7730 SH       Sole                             7730
IShares S&P US Preferred Stock STK IDX          464288687     1416         44050 SH       Sole                             44050